Subsequent Events	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Subsequent Events [Abstract]
Subsequent Events

10.   Subsequent events

On January 6, 2017, the Company raised an additional $1.65 million of cash proceeds from the issuance of Notes and the issuance of 379,500 Warrants pursuant to the December 2016 Note and Warrant Purchase Agreement.

On February 3, 2017, the Company entered into a registration rights agreement with the investors party thereto, all of whom are purchasers of the Notes and Warrants issued pursuant to the December 2016 Note and Warrant Purchase Agreement.

On February 6, 2017, the Company extended the expiration date of its outstanding Series A warrants to February 18, 2018 by entering into an amendment to the Warrant Agreement dated as of May 18, 2016 between the Company and the American Stock Transfer & Trust Company, LLC, as warrant agent.

15.

    Subsequent Events

In October, November and December 2016, the Company issued $1.85 million aggregate principal amount of unsecured bridge notes to accredited investors. These unsecured notes bore interest at a rate of 15% per year and had a one-year maturity date from the date of issuance.

On December 22, 2016, the Company entered into a Note and Warrant Purchase Agreement with accredited investors providing for the issuance and sale of up to $10.0 million of senior secured promissory notes (the “Notes”), which bear interest at a rate of 5% per year and mature December 22, 2017 and warrants (the “Warrants”) to acquire an aggregate 2.3 million shares of the Company’s common stock at an exercise price of  $3.00 per share which have a five-year term. The Company closed the initial sale and purchase of the Notes and Warrants on December 22, 2016, issuing $8.35 million aggregate principal amount of Notes and Warrants to acquire 1,920,500 shares of the Company’s common stock in exchange for $6.5 million of cash and an aggregate of  $1.85 million of existing unsecured bridge notes issued by the Company in October, November and December 2016. The Company used $2.4 million of the proceeds from the sale of the Notes to pay off its existing senior secured bank loans, and will use the remainder for working capital purposes. The Company may issue up to $1.65 million of additional Notes and Warrants to acquire up to an additional 379,500 shares of the Company’s common stock in additional closings over the next 90 days without approval of holders of the Notes. Under the Note and Warrant Purchase Agreement, the Company agreed to customary negative covenants restricting its ability to repay indebtedness to officers, pay dividends to stockholders, repay or incur other indebtedness other than as permitted, grant or suffer to exist a security interest in any of the Company’s assets, other than as permitted, or enter into any transactions with affiliates. In addition to the negative covenants in the Note and Warrant Purchase Agreement, the Notes include customary events of default.

In connection with the closing of the initial sale of the Notes and Warrants, the Company entered into a Security Agreement and an Intellectual Property Security Agreement, each dated December 22, 2016, granting the holders of the Notes a security interest in all of its assets.